AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT D
VARIETY PLUS COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
SUPPLEMENT DATED APRIL 19, 2002
TO PROSPECTUS DATED MAY 1, 1996
AS SUPPLEMENTED MAY 1, 1996
AND AS SUPPLEMENTED SEPTEMBER 4, 2001
AND AS SUPPLEMENTED APRIL 2, 2002

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT D
GENERATIONSTM FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
DEFERRED ANNUITY CONTRACTS
SUPPLEMENT DATED APRIL 19, 2002
TO PROSPECTUS DATED MAY 1, 2001
AS SUPPLEMENTED SEPTEMBER 4, 2001
AND AS SUPPLEMENTED OCTOBER 24, 2001
AND AS SUPPLEMENTED APRIL 2, 2002

American General Life Insurance Company ("AGL") is amending the prospectuses for the Generations and VAriety Plus variable annuity contracts (the "Contracts") for the sole purpose of providing additional details regarding the proposed transfers of Contract owners' Contract values 1) for VAriety Plus, from the Domestic Income Division or the Asset Allocation Division to the Government Division or the Enterprise Division, respectively and 2) for Generations, from the Domestic Income Division or the Strategic Stock Division to the Government Division or the Growth and Income Division, respectively. The Domestic Income, Asset Allocation and Strategic Stock Divisions are referred to as the "Old Divisions" and the Government, Enterprise and Growth and Income Divisions are referred to as the "New Divisions."

AGL mailed supplements dated April 2, 2002 to Contract owners which describe pending changes to their Contracts if shareholders approve the changes. You have an automatic partial withdrawal or automatic rebalancing instruction (the "Instructions") in place with AGL affecting one or more of the Old Divisions.

If the changes are approved, then following the transfers described in the April 2, 2002 supplements, the Instructions will be treated as instructions to continue transfers or surrenders to or from the New Divisions. For instance if your automatic rebalancing Instruction is for 25% of your Contract value to be invested in the Strategic Stock Division, then starting May 1, 2002 the 25% rebalancing Instruction will apply to the Growth and Income Division. Likewise if your rebalancing Instruction is for 25% of your Contract value to be invested in the Strategic Stock Division and 25% in the Growth and Income Division, then starting May 1, 2002 50% of your Contract value will be invested in the Growth and Income Division. Starting May 1, 2002 we will follow automatic partial withdrawal Instructions in a similar manner, so that an Old Division withdrawal will become a New Division withdrawal.

If starting May 1, 2002, you do not want your automatic partial withdrawal or automatic rebalancing Instructions calculated in the above manner please contact your registered representative or AGLDs Annuity Administration Department at 1-800-360-4268.